Controlled Entities - Schedule of Significant Entities Controlled (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Integrated Media Technology Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	Australia
CIMC Marketing Pty. Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	Australia
Percentage Owned	100.00%	100.00%
IMTE Asia Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	Hong Kong
Percentage Owned		100.00%
Merit Stone Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	British Virgin Islands
Percentage Owned	100.00%	100.00%
Ohho International Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	Canada
Percentage Owned	51.00%	51.00%
Sunup Korea Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	Hong Kong
Percentage Owned	100.00%